Summary of significant accounting policies (Policies)	6 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Liquidity and going concern

Liquidity and going concern

In assessing the Group’s liquidity, management monitors and analyzes the cash on-hand and its operating expenditure commitments. The Group’s primary liquidity needs are to meet its working capital requirements and operating expenses obligations for the next twelve months from the issuance date of these unaudited condensed consolidated financial statements.

For the six months ended December 31, 2025 and 2024, the Group incurred net losses of $8,639,336 and $2,819,073, respectively, with net cash used in operating activities of $2,087,601 and $2,925,202, respectively. As of December 31, 2025 and June 30, 2025, accumulated deficit amounted to $106,648,626 and $88,265,410, respectively. As of December 31, 2025, the Group only had a cash balance of $484,970. These conditions, particularly the recurring losses from operations and the low cash balance as of the balance sheet date, raised substantial doubt about the Group’s ability to continue as a going concern for a period of twelve-month after the date these unaudited condensed consolidated financial statements are issued.

To address these conditions, management has developed and executed the following measures.

●	On July 13, 2025, the Company entered into an equity purchase facility agreement (“EPFA”) with an accredited investor, committing the investor to purchase up to $400,000,000 in newly issued Class A Ordinary Shares over a term expiring in August 2028. The EPFA specifies the pricing formula for share advances, based on a discount to the applicable market price. Relatedly, the Company entered into a Registration Rights Agreement requiring the Company to pay partial liquidated damages if the registration of the Advance Shares is not timely completed. As of December 31, 2025, the equity purchase facility remained unchanged.
●	On April 16, 2026, the Company entered into a new securities purchase agreement for up to $5,000,000 convertible notes convertible into Class A Ordinary Shares. An initial tranche of $500,000 notes maturing April 16, 2030 was issued on the same date with an initial conversion price of $2.76 per share. Net proceeds will be used for general corporate and working capital purposes.
●	Management is focused on optimizing the Group’s cost structure by streamlining the corporate hierarchy and overall business processes. This strategic focus on operational efficiencies is expected to result in a sustainable reduction in operating expenses, thereby increasing its liquidity period.
●	Management is actively building and managing a Dogecoin treasury as part of the Group’s digital-asset strategy. The Group holds this treasury as a source of liquidity that management may monetize through sales of Dogecoin when market conditions are favorable, thereby generating cash inflows to support working capital. Other than the Dogecoins acquired with the proceeds of the Group’s convertible debentures, which is subject to the contractual transfer restrictions described in Note 3, the treasury requires no significant capital commitments. Additional information regarding the Group’s broader Dogecoin ecosystem strategy is included in the Group’s annual report on Form 20-F for the year ended June 30, 2025.

Management believes that the successful execution of these plans, in particular the Group’s ability to issue additional Class A Ordinary Shares under the $400,000,000 EPFA equity purchase facility, together with the convertible notes issued in April 2026 and the planned reduction in operating expenses, will provide sufficient liquidity to meet its obligations and fund operations for at least one year from the date these unaudited condensed consolidated financial statements are issued. Accordingly, after considering these plans, which management believes are probable of being effectively implemented and of mitigating the conditions that initially raised substantial doubt, management has concluded that the substantial doubt about the Group’s ability to continue as a going concern has been alleviated.

Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”), regarding financial reporting, and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operation results. The results of operations for the six months ended December 31, 2025 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2026. Accordingly, these statements should be read in conjunction with the Group’s audited financial statements as of and for the years ended June 30, 2025 and 2024.

Principles of consolidation

Principles of consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

In presenting the unaudited condensed consolidated financial statements in accordance with U.S. GAAP, management make estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgement and available information. Accordingly, actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Group to revise its estimates. The Group bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant estimates are used when accounting for items and matters including determinations of the useful lives and impairment of long-lived assets, determination of fair value of cryptocurrencies, allowances for credit losses and doubtful accounts, and realization of deferred tax assets and uncertain tax position. Significant judgment is also involved in the determination of the fair value of financial instruments, particularly the Group’s convertible debentures measured under the fair value option, which requires the use of valuation models and significant assumptions, including expected volatility, credit risk, discount rates, and other unobservable inputs. These assumptions are inherently subjective and may result in significant variability in the reported fair value.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and highly liquid deposits placed with banks or other financial institutions which are unrestricted as to withdrawal or use.
Cryptocurrencies

Cryptocurrencies

The Group adopted Accounting Standard Update (“ASU”) 2023-08 on July 1, 2025, which requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The amendments also require that an entity provide disclosures about significant holdings, contractual sale restrictions, and changes during the reporting period.

The Group’s holdings of Dogecoin meet the scope criteria in ASC 350-60 to be accounted for as crypto assets (fungible intangible assets that reside on a distributed ledger, are secured through cryptography, convey no enforceable rights to underlying goods or services, and were not issued by the Group or a related party). They are initially recognized at fair value on the date of acquisition and subsequently remeasured at fair value at each reporting period, with changes in fair value recognized in the unaudited condensed consolidated statements of operations and comprehensive loss. Fair value is determined using the closing price from the principal market for Dogecoin, which the Group has identified, in accordance with ASC 820, as the active market it has access to and normally uses to transact in Dogecoin. Because this is a quoted price in an active market for an identical asset, the Group’s Dogecoin is classified within Level 1 of the ASC 820 fair value hierarchy. The Group’s Dogecoins are held in custody by BitGo Trust Company, Inc. (“BitGo”), a regulated institutional digital asset custodian. Contractual restrictions on the sale of Dogecoin are not considered in measuring its fair value; the fair value of any restricted Dogecoin and the nature and remaining term of such restrictions are disclosed in Note 3. For dispositions, the Group accounts for realized gains or losses using the first-in-first-out (“FIFO”) method. The classification of cryptocurrencies as current or non-current is determined solely by management’s intent and ability with respect to holding the asset.

Other receivables, net

Other receivables, net

Other receivables include advances to third parties or employees and interest receivable. Management regularly reviews the adequacy of the allowance for credit losses on an ongoing basis and considers factors such as the aging of receivables and changes in payment trends, creditworthiness, current economic trend as well as other supportable forward-looking factors. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. During the six months ended December 31, 2025 and 2024, $10,500 and $3,375 provision for credit losses was recognized, respectively. During the six months ended December 31, 2025 and 2024, no allowance for credit losses was written off in either period.

Loans receivable, net

Loans receivable, net

Loans receivable are recorded at the cash amount disbursed to originate the loans, net of allowance that estimated on a regular basis based on an assessment of historical collection experience, adjusted for loan balance aging, credit quality and specific risk characteristics of the borrowers and prevailing economic conditions. The Group continues to evaluate the reasonableness of the allowance policy and update if necessary. During the six months ended December 31, 2025 and 2024, recovery of allowance for credit losses was nil and $65,507, respectively.

Allowance for credit losses

Allowance for credit losses

Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio. The Group adopted Accounting Standard Codification (“ASC”) 326, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Under ASU 2016-13, the Group has exposure to credit losses for financial assets, which are other receivables and loans receivable. The Group considered various factors, including nature, historical collection experience, the age of the receivable balances, credit quality and specific risk characteristics of its customers, current economic conditions, forward-looking information including economic, regulatory, technological, environmental factors (such as industry prospects, GDP, employment, etc.), reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Group has adopted loss rate method to calculate the credit loss and considered the reverent factors of the historical and future conditions of the Group to make reasonable estimation of the risk rate.

Financial assets are presented net of the allowance for credit losses in the unaudited condensed consolidated balance sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expenses are included as a component of general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive loss. Write-offs are recorded in the period in which the asset is deemed to be uncollectible.

Prepayments

Prepayments

Prepayments are cash advanced to service providers for future services. This amount is refundable and bears no interest. During the six months ended December 31, 2025 and 2024, no provision for doubtful accounts was recognized.

Long-term investment

Long term investment

The Group’s long-term investment relates to a minority equity interest in a privately held entity over which the Group has neither control nor significant influence; accordingly, the interest is not consolidated or accounted for under the equity method. Because the equity interest does not have a readily determinable fair value, the Group accounts for it using the measurement alternative under ASC Topic 321, Investments — Equity Securities, under which it is carried at cost, less any impairment, and adjusted for observable price changes in orderly transactions for identical or similar investments, if any. As of December 31, 2025, the Group had advanced consideration toward this investment but had not yet legally obtained the equity interest; accordingly, the amount is presented as an advance toward the investment and will be reclassified and measured as described above upon completion of the transaction.

At each reporting date, the Group assesses whether events or changes in circumstances indicate that the investment is impaired. If qualitative factors indicate that the fair value of the investment is less than its carrying amount, the Group estimates the fair value of the investment. When the fair value is determined to be less than the carrying amount, an impairment loss is recognized in earnings equal to the difference between the two amounts.

Fair value measurement

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group.

ASC 820-10-20 defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” The accounting standards establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis on December 31, 2025 and June 30, 2025:

				Total
				December 31,	June 30,
	Level 1	Level 2	Level 3	2025	2025

	(unaudited)
Assets
Cryptocurrencies	$8,274,781	$—	$—	$8,274,781	$—

Liabilities
Convertible debentures	$—	$—	$(14,433,480)	$(14,433,480)	$—

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. The Group noted no transfers between levels during any of the periods presented.

Convertible debentures and derivatives

Convertible debentures and derivatives

For instruments accounted for as a single liability, debt issuance costs are recorded as a direct deduction from the carrying amount and are amortized to interest expense over the term of the debt using the effective interest method. Upon conversion into shares in accordance with the original contractual terms, the carrying amount of the debt is reclassified to equity, and no gain or loss is recognized in the income statement.

The Group elects to apply the fair value option (“FVO”) pursuant to ASC 825-10-25-4 after it considers the overall value of the embedded features to the instrument, whether the bifurcation provides a more faithful presentation of the instrument’s overall economics, and the applicability of selecting the FVO if such election is more appropriate. Under this election, the convertible debentures and derivatives are measured in their entirety at fair value, with changes in fair value recognized in earnings, except for the portion attributable to instrument-specific credit risk, which is recognized in other comprehensive income (“OCI”) in accordance with ASC 825-10-45-5. Transaction costs incurred in connection with the issuance of the convertible debentures are expensed as incurred in the period of issuance, consistent with ASC 825-10-25-3, which indicates that such costs are not included in the initial measurement of financial instruments measured at fair value. Changes in fair value attributable to factors other than instrument-specific credit risk are recognized in earnings; and changes in fair value attributable to the Group’s own credit risk are recognized in OCI and are not reclassified to earnings upon settlement, but instead are transferred within equity.

Warrants

Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Distinguishing Liabilities from Equity (“ASC 480”) and Derivatives and Hedging (“ASC 815”).

The assessment considers whether the warrants are freestanding financial instruments, meeting the definition of a liability under ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815. This includes determining whether the warrants are indexed to the Group’s own ordinary share and whether the warrant holders could potentially require net cash settlement in a circumstance outside of the Group’s control. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and is reassessed at each subsequent reporting date while the warrants are outstanding.

Warrants that meet all of the criteria for equity classification are recorded as a component of equity at fair value at the time of issuance and not subsequently remeasured. Warrants that do not meet the criteria for equity classification are recorded as liabilities, measured at fair value at issuance and subsequently remeasured to fair value at each reporting period, with changes in fair value recognized in earnings.

The Group recognizes on a prospective basis the value of the effect of the down-round feature in the warrants when the feature is triggered (i.e., when the exercise price is adjusted downward). This value is measured as the difference between (1) the financial instrument’s fair value (without the down round feature) using the pre-trigger exercise price and (2) the financial instrument’s fair value (with the down round feature) using the reduced exercise price. The value of the effect of the down round feature will be treated as a deemed dividend and a reduction to income available to ordinary shareholders in the basic earnings per share (“EPS”) calculation.

Revenue recognition

Revenue recognition

The Group recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle: (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Group satisfies the performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Group did not generate any Bitcoin mining revenue or sale of miners revenue during the six months ended December 31, 2025 and 2024.

Income taxes

Income taxes

The Group accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the unaudited condensed consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Loss per share

Loss per share

Basic loss per share is computed using the two-class method pursuant to ASC 260, as the Company has two classes of ordinary shares with different dividend rights — Class B Ordinary Shares have no distribution right. Under the two-class method, net loss for the period is allocated between Class A and Class B Ordinary Shares based on their respective participation rights in undistributed earnings, and basic loss per share is computed by dividing loss available to holders of Class A Ordinary Shares by the weighted average number of Class A Ordinary Shares outstanding during the period. Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, using the treasury stock method. Ordinary share equivalents having an anti-dilutive effect on loss per share are excluded from the calculation of diluted loss per share. For the six months ended December 31, 2025 and 2024, the Company was in a net loss position; accordingly, all potential ordinary shares were anti-dilutive and excluded from the calculation. Therefore, basic and diluted loss per share are the same for each class presented.

The following table presents the EPS of the Company for the six months ended December 31, 2025 and 2024, respectively:

	For the six months	For the six months
	ended	ended
	December 31, 2025	December 31, 2024
	(unaudited)	(unaudited)
Net loss	$(18,383,216)	$(2,805,331)
Basic and diluted loss per Ordinary Share	(13.33)	(20.55)
Weighted average number of Class A Ordinary Shares outstanding - basic and diluted	1,379,066	136,520

Segment reporting

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole, the Group has one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group primarily generates cryptocurrency miner sales revenue by delivery to the customer’s designated pick-up location, and no geographical segments information is used internally. As the Group operates as a single reportable segment and does not distinguish between different revenues or geographic areas in its internal reporting, no further segment information is presented.

The Group adopted ASU 2023-07, Improvements to Reportable Segment Disclosures, effective January 1, 2024, and applied the amendments retrospectively to all periods presented. The adoption did not impact the Group’s determination of its reportable segments.

Recent accounting pronouncements

Recent accounting pronouncements

New accounting pronouncements adopted

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. The Group adopted ASU 2023-09 on July 1, 2025, and the adoption of this ASU did not have a material effect on the Group’s unaudited condensed consolidated financial statements and related disclosures.

In March 2025, the FASB issued ASU 2025-02, “Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122” (“ASU 2025-02”), which rescinds the embedded SEC guidance in Topic S-99-1 of ASC 450 related to obligations to safeguard crypto assets under SAB 121. The amendments require entities with obligations to safeguard crypto assets to assess whether a contingent liability exists under ASC 450-20, “Loss Contingencies.” This guidance is effective for annual periods beginning after December 15, 2024, including interim periods, with early adoption permitted. The Group adopted ASU 2025-02 on July 1, 2025, and the adoption of this ASU did not have a material effect on the Group’s unaudited condensed consolidated financial statements and related disclosures.

New accounting pronouncements yet to be adopted

On January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03 (disaggregation of income statement expenses) for non-calendar year-end entities. The clarification ensures that initial adoption is required in an annual reporting period (rather than unintentionally in an interim period) for entities with non-calendar year ends. The amendments align with the effective dates stated in ASU 2024-03 (annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027) and early adoption is permitted. The Group is currently evaluating the potential impact of ASU 2024-03 (as clarified by ASU 2025-01) on its unaudited condensed consolidated financial statements and related disclosures.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s unaudited condensed consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.